Related Party Transactions - Participation Interests Purchased (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	558,019,000	469,673,314	422,280,515
Loans Held For Investment Acquired Through Participation
Related Party Transaction
Principal Balance	12,889,053	12,307,366
Carrying Value	$ 12,937,304	$ 12,343,732	$ 4,294,053
Loans Held For Investment Acquired Through Participation | Hillsborough Owners LLC
Related Party Transaction
Participating Interests	30.00%	30.00%
Principal Balance	$ 5,444,696	$ 4,863,009
Carrying Value	$ 5,458,850	$ 4,866,542
Loans Held For Investment Acquired Through Participation | UNIJ Sole Member LLC
Related Party Transaction
Participating Interests	40.80%	40.80%
Principal Balance	$ 7,444,357	$ 7,444,357
Carrying Value	$ 7,478,454	$ 7,477,190
Loans Held For Investment Acquired Through Participation | LD Milpitas Mezz, LP
Related Party Transaction
Participating Interests			25.00%
Principal Balance			$ 4,250,000
Carrying Value			$ 4,294,053